New Standards and Interpretations Not Yet Adopted	12 Months Ended
Dec. 31, 2020
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations Not Yet Adopted	New Standards and Interpretations Not Yet Adopted
A number of new standards, interpretations, and amendments to existing standards are effective for annual periods commencing on or after January 1, 2021 and have not been applied in preparing the consolidated financial information. The Company’s assessment of the impact of these new standards and interpretations is set out below.
Effective January 1, 2023, the definition of accounting estimates has been amended as an amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. This amendment is not expected to have an impact on the Company's financial statements.
Effective January 1, 2023, IAS 1 has been amended to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date. The Company does not expect this amendment will have a material impact on its financial statements.
None of the other new standards, interpretations, and amendments are applicable to the Company’s financial statements and therefore will not have an impact on the Company.